CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement Of Comprehensive Income
Loss for the year	$ (6,388)	$ (28,914)	$ (22,090)
Other comprehensive loss
Foreign exchange translation differences	(1,360)	(167)	(520)
Other comprehensive loss	(1,360)	(167)	(520)
Total Comprehensive Loss (all attributable to owners of the parent)	$ (7,748)	$ (29,081)	$ (22,610)